Condensed Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Intangible assets, net of accumulated amortization and impairment		$ 15,320	$ 15,120
LIABILITIES
Convertible note payable, net of discount		$ 0	$ (49,134)
Stockholders' Deficit
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	750,000,000	750,000,000	750,000,000
Preferred stock, issued shares	50,000,000	50,000,000	50,000,000
Preferred stock, outstanding shares	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	900,000,000	900,000,000	900,000,000
Common stock, issued shares	125,075,104	104,146,611	44,904,708
Common stock, outstanding shares	125,075,104	104,146,611	44,904,708